First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.6%
	Alabama — 4.7%
$130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	$130,111
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,034,155
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	489,600
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,206,385
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	1,043,851
1,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	06/01/26	1,522,433
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	101,026
1,000,000	Hlth Care Auth for Baptist Hlth AL Ref Affiliate of UAB Hlth Sys, Ser A	5.00%	11/15/29	1,065,129
2,000,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/30	2,191,753
2,470,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	2,468,009
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	279,504
1,335,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,334,646
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	1,980,606
2,095,000	SE Energy Auth AL Cmdy Sply Rev Proj #2, Ser B	4.00%	06/01/30	2,075,042
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No. 3, Ser A-1	5.00%	12/01/26	506,073
2,000,000	Selma AL Indl Dev Brd Rev Var Ref Intl Paper Company Proj, Ser A (Mandatory put 10/01/24)	2.00%	11/01/33	1,981,718
				19,410,041
	Arizona — 1.5%
500,000	AZ St Indl Dev Auth Edu Rev Academies of Math & Science Proj, Ser B (a)	5.00%	07/01/29	505,679
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Sustainable Bonds, Ser B	5.00%	07/01/29	158,289
1,180,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.00%	07/15/28	1,194,385
125,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	125,539
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	226,561
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	4.00%	11/01/27	502,447
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,277,282
1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	988,716
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	90,855
665,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	5.75%	11/15/25	672,957
280,000	Santa Cruz Cnty AZ Pledged Rev Ref, AGM	4.00%	07/01/34	283,323
				6,026,033

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California — 4.6%
$250,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1	4.00%	08/01/24	$249,725
350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	348,868
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	4,448,874
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,048,662
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	50,008
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	403,642
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,240,776
1,160,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,147,452
1,350,000	CA St Infra & Econ Dev Bank Rev Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (a) (b)	3.95%	01/01/50	1,349,953
525,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/25	528,879
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.00%	11/01/27	105,230
350,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Proj, AMT (Mandatory put 06/03/24) (b)	4.10%	10/01/45	349,801
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	994,382
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	989,751
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A2, AMT (Mandatory put 07/15/24) (a) (b)	4.05%	11/01/42	249,988
455,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	447,415
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	49,886
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	79,588
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	352,672
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	99,628
200,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/26	207,473
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	778,424
95,000	March Jt Pwrs Redev Agy Successor Agy CA Tax Allocation Ref March Air Force Base Redev Proj, Ser A, BAM	4.00%	08/01/27	96,085
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	89,443
150,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dt #2003-1, Ser A-1, AGM	5.00%	09/01/26	155,303
60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	59,417
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	67,842
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	84,108
65,000	San Diego CA Unif Sch Dist Ref Election 1998, Ser C-2, AGM	5.50%	07/01/25	66,736
100,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/24	100,207
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, 2nd Ser, Ser A	4.00%	05/01/26	141,923
200,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	198,205

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	$397,810
175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	174,009
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	99,387
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,531,674
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/34	238,430
				19,021,656
	Colorado — 2.4%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	503,554
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	111,510
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	412,114
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,020,191
125,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	128,661
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,123,346
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/31	1,052,215
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	1,044,398
1,000,000	Denver City & Cnty CO Arpt Rev Var Ref, Ser B2, AMT (Mandatory put 11/15/25)	5.00%	11/15/31	1,011,911
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	785,033
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/26	1,033,587
270,000	Gold Hill Mesa Met Dist #2 CO Ltd Tax & Spl Rev Ref, Ser A, BAM	5.00%	12/01/25	273,829
500,000	Sand Creek CO Met Dist Ref Ltd Tax, Ser A	4.00%	12/01/31	494,253
				9,994,602
	Connecticut — 2.0%
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	229,910
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	50,083
135,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	129,790
1,500,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	1,468,312
365,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	371,225
2,000,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/30	2,072,050
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	148,403
235,000	CT St Sustainable Bond, Ser F	5.00%	10/15/30	243,902
1,000,000	CT St, Ser B	5.00%	06/15/25	1,017,738
1,500,000	E Hartford CT Hsg Auth Multifamily Hsg Rev Var Summerfield Townhouses Proj, Ser A (Mandatory put 02/01/25)	4.25%	02/01/27	1,500,606
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,008,536
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	26,791
				8,267,346

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia — 0.3%
$1,060,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	$1,121,046
250,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser B, AMT	5.00%	10/01/25	253,864
				1,374,910
	Florida — 8.2%
110,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	109,555
200,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	197,724
135,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	132,832
1,165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	1,174,811
380,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	364,677
215,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	212,631
160,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	154,567
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	589,354
205,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	206,346
1,125,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.25%	10/01/24	1,126,008
400,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/24	400,935
1,000,000	Broward Cnty FL Port Facs Rev Sr Bond, Ser B, AMT	5.00%	09/01/28	1,047,615
460,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	452,013
810,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	774,535
160,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	152,522
400,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Company Proj, Ser B (Mandatory put 10/01/24)	2.00%	11/01/33	396,344
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	514,477
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	109,730
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	326,293
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	152,955
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	147,581
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/24	104,906
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/25	98,875
220,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/30	226,460
785,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Prerefunded Priority Sub, Ser A, AMT	5.00%	10/01/24	787,481
65,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	64,603
2,890,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/27	2,950,174
740,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	740,071
845,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.00%	11/01/30	832,639
210,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	207,108
55,000	Lakes of Sarasota CDD FL Impt Rev Phase 1 Proj Assmnt Area One, Ser A-1	2.75%	05/01/26	53,525

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	$456,339
550,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	529,389
145,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	4.85%	05/01/31	144,361
500,000	Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr (Pre- refunded maturity 11/15/24)	5.00%	11/15/45	502,698
1,890,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	1,931,235
4,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	4,280,892
305,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	293,008
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	364,177
1,770,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,823,026
125,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	119,949
40,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	3.50%	05/01/24	40,000
415,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	414,921
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	144,250
450,000	Saltleaf CDD FL Capital Impt Rev	4.75%	05/01/31	444,466
960,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	910,897
375,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/24	375,000
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	237,281
740,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	742,903
155,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	149,636
305,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	288,641
215,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	207,230
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	428,128
870,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	861,483
325,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	309,057
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	765,578
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	805,728
285,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	275,128
660,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	4.25%	05/01/31	659,242
225,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	222,192
115,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	115,064
190,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	182,692
				33,833,938
	Georgia — 6.5%
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,054,941
1,660,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	1,621,515
250,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	250,731
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (b)	4.15%	11/01/48	1,000,000
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	99,672
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, 1st Ser (b)	4.10%	07/01/49	1,000,000

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,100,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	4.25%	11/01/52	$1,100,000
1,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory put 03/12/27)	3.38%	11/01/53	1,480,554
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/27	261,580
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	740,292
1,600,000	Heard Cnty GA Dev Auth Adj GA Pwr Co Plt Wansley Proj (b)	4.16%	09/01/26	1,600,000
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	240,801
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,048,742
4,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	4,259,212
510,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	506,899
2,180,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	2,309,667
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	805,782
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,291,043
1,000,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	967,493
1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	1,703,324
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/30	217,904
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/26	205,788
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AGM	5.00%	07/01/28	430,800
150,000	Muni Elec Auth of GA Ref Subord General Resolution Projs, Ser A	4.00%	01/01/25	150,143
285,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/24	286,018
				26,632,901
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	258,859
	Illinois — 8.7%
590,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/32	616,811
115,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	117,082
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	112,491
625,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	624,990
500,000	Chicago IL Mf Hsg Rev Var Covent Apartments Proj (Mandatory put 09/01/24)	4.00%	09/01/25	498,567
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM	5.00%	01/01/27	516,186
2,000,000	Chicago IL Midway Arpt Rev Ref Sr, Ser C, AMT	5.00%	01/01/33	2,182,408
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	534,663
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/26	508,376
210,000	Chicago IL Ref 2003B Remk	5.00%	01/01/26	211,330
100,000	Chicago IL Ref 2003B Remk (Pre-refunded maturity 01/01/25)	5.13%	01/01/27	100,890
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	63,007
70,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/26	70,443
1,500,000	Chicago IL Wtrwks Rev 2nd Lien Remk, BAM	5.00%	11/01/30	1,548,390
2,230,000	Chicago IL Wtrwks Rev Ref 2nd Lien, AGM	5.25%	11/01/34	2,356,407

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$80,000	Chicago IL, Ser A (Pre-refunded maturity 01/01/25)	5.00%	01/01/26	$80,490
675,000	Cook Cnty IL Sales Tax Rev Ref, Ser A	5.00%	11/15/29	736,965
205,000	Glencoe IL, Ser A	3.00%	12/15/28	198,135
345,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	345,737
1,265,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,269,168
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	235,160
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,069,544
1,000,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/24	1,004,698
1,755,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/30	1,772,558
1,500,000	IL St Fin Auth Rev Var Uchicago Medicine, Ser B2 (Mandatory put 08/15/27)	5.00%	08/15/52	1,563,863
2,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var 6900 Crandon (Mandatory put 02/01/26)	5.00%	02/01/27	2,024,172
1,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var Berry Manor (Mandatory put 09/01/24)	4.00%	09/01/25	997,923
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	621,873
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,029,806
550,000	IL St Ref, Ser B	5.00%	03/01/25	554,685
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	507,287
180,000	IL St Toll Hwy Auth Sr, Ser B	5.00%	01/01/33	184,879
250,000	IL St, Ser B	5.00%	05/01/28	263,192
2,325,000	IL St, Ser C	5.00%	11/01/29	2,427,632
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	730,889
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,127,751
585,000	Sales Tax Securitization Corp IL Ref Sales Tax Securitiztn, Ser A	5.00%	01/01/29	618,334
2,750,000	Schaumburg IL Ref	4.00%	12/01/24	2,745,761
355,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/26	357,413
400,000	Univ of IL IL Revs Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/27	403,786
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,004,686
				35,938,428
	Indiana — 3.2%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	116,344
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,681,227
520,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	519,246
1,480,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/30	1,545,576
1,985,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth Oblig Grp, Ser B (Mandatory put 07/01/25)	2.25%	12/01/58	1,948,239
80,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	78,862
315,000	IN St Fin Auth Rev Cmnty Fdtn of NW IN Ref	5.00%	03/01/31	318,840
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser A	3.13%	07/01/25	981,540
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser B	3.13%	07/01/25	981,539

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$3,610,000	Rockport IN Poll Control Rev Ref IN MI Pwr Co Proj Remk, Ser A	3.05%	06/01/25	$3,561,034
1,360,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,383,426
				13,115,873
	Iowa — 0.3%
1,410,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,436,221
	Kansas — 0.9%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,001,044
2,660,000	Johnson Cnty KS Unif Sch Dist #512 Shawnee Mission Ref, Ser A	3.25%	10/01/28	2,635,768
				3,636,812
	Kentucky — 1.6%
165,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/28	170,346
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(c)	10/01/25	225,073
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	19,981
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/25	304,147
175,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/30	176,831
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	324,185
100,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/24	100,378
330,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/25	335,602
190,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	194,589
200,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (Mandatory put 10/01/26)	5.00%	10/01/47	204,445
2,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (b)	4.75%	08/01/61	2,100,000
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/30	1,229,252
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,001,191
				6,386,020
	Louisiana — 1.3%
1,150,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,155,566
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	20,494
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	456,899
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,014,674
2,150,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	2,140,248
640,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	611,855
				5,399,736
	Maine — 0.2%
1,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	1,002,613

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland — 0.9%
$1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	$1,583,749
1,000,000	MD St First Ser	4.00%	06/01/29	999,980
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	103,413
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	935,017
				3,622,159
	Massachusetts — 0.0%
150,000	MA St Bay Transprtn Auth Sales Tax Rev Unrefunded Subord Sustainable Bonds, BANS	4.00%	05/01/25	150,843
	Michigan — 1.8%
220,000	Detroit MI	5.00%	04/01/26	223,523
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	445,878
140,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	143,501
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.00%	07/01/29	438,507
85,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	81,916
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	156,681
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	1,001,394
500,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/32	500,688
1,680,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/29	1,683,344
1,790,000	MI St Fin Auth Rev Var Trinity Hlth Credit Grp, Ser B (Mandatory put 12/01/28)	5.00%	12/01/43	1,895,228
1,000,000	MI St Strategic Fund Ltd Oblg Rev Var DTE Electic Company Exempt Fac Proj, Ser 2023DT, AMT (Mandatory put 06/03/30)	3.88%	06/01/53	994,659
				7,565,319
	Minnesota — 2.5%
2,250,000	Buffalo MN Indep Sch Dist #877	3.00%	02/01/29	2,175,371
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,638,407
1,000,000	Minneapolis MN Mf Rev Var Greenway Apartments Proj (Mandatory put 08/01/24)	2.70%	08/01/25	992,810
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,499,848
1,060,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/24	1,060,933
				10,367,369
	Mississippi — 0.1%
225,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	224,564
	Missouri — 1.3%
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,066,712
1,230,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,232,169
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,056,332
400,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Var SSM Hlth, Ser F (b)	3.85%	06/01/36	400,000

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	$231,387
760,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	746,217
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	200,000
575,000	Saint Louis Cnty MO Pattonville Sch Dist #R-3	4.00%	03/01/25	577,414
				5,510,231
	Montana — 0.1%
275,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A	3.90%	03/01/31	260,462
	Nebraska — 0.7%
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	1,042,951
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	414,836
250,000	Omaha NE Pub Dist Elec Rev Ref Sys, Ser A	5.00%	02/01/28	256,072
1,235,000	Omaha NE Pub Facs Corp Lease Rev, Ser A	4.00%	04/15/25	1,238,231
				2,952,090
	Nevada — 0.5%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AGM	5.00%	06/15/31	128,835
270,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	270,108
1,000,000	Las Vegas NV Spl Impt Dist #812 Loc Impt Summerlin Vlg 24	5.00%	12/01/31	1,002,911
300,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/24	299,153
225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	210,015
				1,911,022
	New Hampshire — 0.3%
1,175,000	Natl Fin Auth NH Pollution Control Rev Ref NY St Elec & Gas Corp Proj, Ser A, AMT	4.00%	12/01/28	1,168,206
	New Jersey — 2.9%
1,000,000	Casino Reinvestment Dev Auth NJ Luxury Tax Rev Ref, AGM	5.00%	11/01/29	1,007,870
1,075,000	Gloucester Twp NJ, Ser A, BANS	5.00%	07/25/24	1,076,970
1,000,000	NJ St	2.00%	06/01/24	997,337
2,000,000	NJ St	2.00%	06/01/29	1,795,832
250,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	263,391
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	600,071
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	107,844
2,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-2 (Mandatory put 07/01/25)	5.00%	07/01/42	2,029,235
965,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	986,663
2,275,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	2,139,277
1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/24	1,000,571
				12,005,061
	New Mexico — 0.5%
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	1,978,199
	New York — 2.3%
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,001,546
125,000	Long Beach NY, Ser B	5.50%	07/15/25	126,785

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	$1,972,490
1,350,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd General Resolution, Ser DD	5.00%	06/15/35	1,351,555
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Var 2nd General Resolution, Subser BB-1 (b)	3.85%	06/15/44	2,000,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	355,921
305,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	295,299
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,202,422
				9,306,018
	North Carolina — 3.1%
400,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser D (Mandatory put 06/15/27)	3.63%	01/15/48	395,533
2,100,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser G (b)	3.70%	01/15/48	2,100,000
250,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/30	263,673
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper Co Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	969,864
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	419,942
1,000,000	NC St Grant Anticipation Rev Vehcl, GARVEE	5.00%	03/01/26	1,010,362
2,800,000	NC St Hsg Fin Agy Mf Hsg Rev Var Fitch Irick Portfolio (Mandatory put 04/01/28)	5.00%	04/01/29	2,933,639
3,435,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	3,505,549
525,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024B-2	3.75%	10/01/28	519,514
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	181,266
580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	599,670
				12,899,012
	North Dakota — 0.8%
2,000,000	Cass Cnty ND Jt Wtr Res Dist Ref and Impt, Ser A	3.45%	04/01/27	1,997,167
1,400,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,400,000
				3,397,167
	Ohio — 3.3%
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	75,212
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	872,187
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	940,955
900,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	885,552
2,700,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	2,642,007
3,010,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	3,016,503
200,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	201,789
235,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	249,452
1,750,000	OH St Hosp Rev Var Cleveland Clinic Hlth Sys Remk, Ser C (Mandatory put 05/01/28)	2.75%	01/01/52	1,692,654

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,000,000	OH St Hosp Rev Var Ref Univ Hosps Hlth Sys Inc, Ser A (b)	3.97%	01/15/45	$1,000,000
1,990,000	OH St, Ser A	5.00%	02/01/31	2,041,397
				13,617,708
	Oklahoma — 0.5%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Sch Proj	5.00%	09/01/27	1,562,316
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	309,667
				1,871,983
	Oregon — 1.0%
250,000	Clackamas Cnty OR Sch Dist #12 N Clackamas Ref (Pre-refunded maturity 06/15/24)	4.00%	06/15/31	249,995
1,070,000	OR St Article XI-P Schs Dist Capital Projs, Ser G	5.00%	12/01/30	1,112,940
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	270,520
1,170,000	Port of Portland OR Arpt Rev Ref Portland Intl Arpt, Ser 23	5.00%	07/01/34	1,187,660
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	133,943
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	260,384
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	266,368
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	4.00%	05/15/29	252,372
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/25	100,599
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	101,270
				3,936,051
	Pennsylvania — 5.0%
1,500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	1,503,682
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,019,908
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/30	1,057,387
395,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	397,808
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	90,025
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	175,514
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	393,704
170,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	171,881
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	150,016
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	261,987
1,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj 2016 Remk, Ser B	2.63%	02/15/27	957,684
2,450,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,317,426
175,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/26	173,201
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	212,169
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	152,216
1,000,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Draw Down Rep Svcs Inc Remk, Ser B-2, AMT (Mandatory put 07/15/24) (b)	4.00%	04/01/49	998,303
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,253,778
465,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	439,325
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	419,416

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,380,000	PA St Turnpike Commn Turnpike Rev Ref Mtr License Fund Enh Trn Pke Subord	5.00%	12/01/30	$1,434,972
1,000,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/29	1,022,370
375,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	385,669
180,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	183,135
1,735,000	PA St Turnpike Commn Turnpike Rev, Ser A-1	5.00%	12/01/36	1,773,478
185,000	PA St, 1st Ser 2020	5.00%	05/01/29	202,399
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	569,825
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	300,501
330,000	Philadelphia PA Auth for Indl Dev Temple Univ Rev Ref, 1st Ser 2015	5.00%	04/01/27	334,013
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	36,924
				20,388,716
	Puerto Rico — 0.2%
389,448	Puerto Rico Cmwlth Restructured, Ser A, CABS	(c)	07/01/24	386,540
169,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	167,935
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	290,720
				845,195
	Rhode Island — 0.4%
1,670,000	Providence RI Pub Bldgs Auth Rev, Ser A, AGM	5.00%	09/15/30	1,788,117
	South Carolina — 0.8%
355,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	335,571
2,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	2,048,092
700,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	685,309
190,000	SC St Pub Svc Auth Rev Prerefunded Ref, Ser A	5.00%	12/01/24	191,363
60,000	SC St Pub Svc Auth Rev Unrefunded Ref, Ser A	5.00%	12/01/24	60,310
				3,320,645
	South Dakota — 0.4%
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/27	363,295
150,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	145,853
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	966,619
				1,475,767
	Tennessee — 1.3%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	369,984
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	466,707
1,595,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,594,953
2,500,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,576,374
250,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	253,883
				5,261,901
	Texas — 11.4%
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	252,740

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	$157,122
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	159,374
500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	504,073
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/25	507,593
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	250,845
2,000,000	Austin TX Ref	3.15%	09/01/28	1,934,102
950,000	Centrl TX Regl Mobility Auth Rev, Ser C	5.00%	01/01/27	969,080
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs, Ser B	5.00%	08/15/24	35,047
100,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	92,917
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	197,465
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	529,536
1,000,000	Denton Cnty TX Hsg Fin Corp Var Pathway on Woodrow Apts (Mandatory put 02/01/25)	5.00%	02/01/26	1,004,791
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	297,560
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	314,168
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	872,200
1,225,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,218,448
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	435,988
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	495,999
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	641,384
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,462,778
710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Ref Rev Memorial Herman Hlth Sys, Ser A	5.00%	07/01/29	765,647
1,340,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth System, Ser B-2 (Mandatory put 12/01/24)	5.00%	07/01/49	1,346,313
230,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/26	238,644
240,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/27	253,083
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	1,953,922
660,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	684,504
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/27	1,909,246
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	912,955
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	209,568
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	318,393
1,500,000	Houston TX Cmnty Clg Ref, Ser A	5.00%	02/15/25	1,516,822
925,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	904,220
975,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (Pre-refunded maturity 08/15/24) (a)	5.25%	08/15/35	976,381
405,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/31	415,139
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	717,285
200,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	205,486
875,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 06/03/24) (b)	4.10%	07/01/40	874,488

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/24) (b)	4.10%	05/01/50	$1,000,000
300,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	285,353
1,000,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser A	5.00%	01/01/35	1,006,544
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	45,995
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.00%	01/01/26	1,025,845
150,000	N TX Tollway Auth Rev Ref Second Tier Bonds, Ser C	5.00%	01/01/27	156,365
105,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/25	105,353
300,000	N TX Tollway Auth Rev Second Tier, Ser B	5.00%	01/01/27	312,731
310,000	Rockwall Cnty TX Muni Util Dist #8, AGM	6.75%	10/01/35	354,559
1,340,000	Southmost TX Regl Wtr Auth Wtr Sply Contract Rev Ref Desalination Plant Proj, BAM	4.00%	09/01/28	1,358,061
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,027,557
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	696,435
300,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Christus Hlth, Ser B	5.00%	07/01/30	326,856
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	867,144
2,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	2,141,253
480,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	486,788
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	347,943
4,000,000	Univ of TX TX Permanent Univ Fnd Bonds, Ser A	5.00%	07/01/26	4,138,557
1,650,000	Univ of TX TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,683,544
1,580,000	Univ of TX TX Univ Revs, Ser D	5.00%	08/15/26	1,639,505
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	634,919
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	735,840
				46,912,453
	Utah — 1.4%
1,770,000	Murray City UT Hosp Rev Var IHC Hlth Svcs Inc Remk, Ser C (b)	3.70%	05/15/37	1,770,000
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	664,998
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,343,005
700,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	733,487
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/29	1,047,951
				5,559,441
	Vermont — 0.0%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	99,554
	Virginia — 3.5%
2,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Park Shirlington Apartments, Ser A	5.00%	01/01/26	2,029,956
2,500,000	Fairfax Cnty VA Redev & Hsg Auth Mf Hsg Rev Var Dominion Square N Proj (Mandatory put 01/01/28)	5.00%	01/01/45	2,579,471
310,000	Hampton Roads VA Santn Dist Wstwtr Rev Prerefunded Sub, Ser A (Pre-refunded maturity 08/01/26)	5.00%	08/01/28	321,368

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	$620,546
1,490,000	Loudoun Cnty VA, Ser B	4.00%	12/01/28	1,495,537
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	990,432
1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	1,629,854
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	845,997
1,585,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/29	1,623,934
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/37	1,051,882
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Temps 50Sm Westminster Canterbury on Chesapeake Bay, Ser B-3	5.38%	09/01/29	1,035,434
380,000	Wise Cnty VA Indl Dev Auth Sol Wst & Sewage Disp Rev VA Elec & Pwr Co Remk, Ser A (Mandatory put 05/31/24)	1.20%	11/01/40	378,779
				14,603,190
	Washington — 0.9%
1,000,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,001,626
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	103,298
2,120,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (a)	7.00%	07/01/45	2,186,557
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	363,026
				3,654,507
	West Virginia — 1.3%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	995,072
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Appalachian Pwr Co Remk, Ser 2015A (Mandatory put 06/15/28)	3.38%	03/01/40	986,160
1,500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,504,175
1,750,000	WV St, Ser B	5.00%	06/01/24	1,751,174
				5,236,581
	Wisconsin — 2.6%
2,000,000	Oak Creek WI, Ser B, NANS	4.00%	04/01/26	1,987,050
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	98,338
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	185,172
250,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	3.00%	12/01/26	230,932
4,000,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Engery Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	3,934,912
605,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/26	600,725
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	324,834
115,000	Pub Fin Auth WI Rev Unrefunded Roseman Univ Hlth Sciences Proj (a)	3.00%	04/01/25	113,278
1,000,000	Pub Fin Auth WI Sol Wst Disp Rev Ref Wst Mgmt Inc Proj, Ser A-1, AMT	2.63%	11/01/25	977,515
800,000	Pub Fin Auth WI Sr Living Rev Rose Villa Proj, Ser A (Pre- refunded maturity 11/15/24) (a)	5.75%	11/15/44	805,984

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,000,000	Waukesha WI, Ser A, NANS	4.00%	07/01/24	$999,970
275,000	WI St Clean Wtr Rev Ref (Pre-refunded maturity 06/01/24)	5.00%	06/01/26	275,189
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	154,408
				10,688,307
	Wyoming — 0.3%
250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	257,355
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	838,982
				1,096,337

	Total Investments — 98.6%			405,410,164
	(Cost $408,460,175)
	Net Other Assets and Liabilities — 1.4%			5,793,972
	Net Assets — 100.0%			$411,204,136

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $18,769,505 or 4.6% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NANS	– Note Anticipation Notes
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$405,410,164	$—	$405,410,164	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.3%
	Alabama — 3.3%
$200,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	10/01/24	$199,463
480,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1	4.00%	06/01/24	479,654
385,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	06/01/24	385,135
625,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/24	627,760
1,000,000	Columbia AL Indl Dev Brd Poll Control Rev Adj Ref Ala Pwr Co Pj (a)	4.20%	06/01/28	1,000,000
1,390,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,388,880
1,120,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,119,703
1,500,000	Tender Option Bond Trust Receipts / Ctfs Various States JPM Putters Xm1090, Ser 2022 (a) (b)	3.85%	02/01/46	1,500,000
				6,700,595
	Arizona — 2.7%
1,615,000	AZ St Transprtn Brd Excise Tax Rev Ref	5.00%	07/01/25	1,644,341
500,000	Phoenix AZ Civic Impt Corp Arpt Rev Ref Sr Lien, AMT	5.00%	07/01/25	506,852
1,410,000	Phoenix AZ Civic Impt Corp Arpt Rev Sr Lien, AMT	5.00%	07/01/25	1,429,323
2,000,000	Phoenix AZ Civic Impt Corp Wtr Sys Rev Junior Lien, Ser A (Pre- refunded maturity 07/01/24)	4.75%	07/01/44	2,002,117
				5,582,633
	California — 1.5%
200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds Clean Energy Proj, Ser C	5.00%	10/01/24	200,044
1,625,000	CA St Infra & Econ Dev Bank Rev Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (a) (b)	3.95%	01/01/50	1,624,943
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/24) (a)	4.00%	07/01/51	998,303
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A2, AMT (Mandatory put 07/15/24) (a) (b)	4.05%	11/01/42	249,988
				3,073,278
	Colorado — 1.3%
185,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	187,044
1,125,000	CO St Hlth Facs Auth Rev Ref Sanford Hlth, Ser A	5.00%	11/01/24	1,130,429
1,230,000	CO St Ref Projs, Ser A, COPS	5.00%	09/01/24	1,234,865
				2,552,338
	Connecticut — 1.0%
2,000,000	CT St, Ser A	5.00%	01/15/25	2,020,543
	District of Columbia — 0.6%
1,255,000	DC Rev Federal Hwy Grant Anticipation Rev Bonds, GARVEE	5.00%	12/01/24	1,263,930
	Florida — 6.3%
2,000,000	FL St Brd of Edu Pub Edu Ref Capital Outlay, Ser A	5.00%	06/01/25	2,002,084
745,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	745,071
1,150,000	JEA FL Wtr & Swr Rev Ref, Ser A	5.00%	10/01/24	1,156,091
250,000	Lakes By The Bay S FL CDD Assmnt Ref	5.13%	05/01/24	250,000
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	176,912
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Cutler Vista (Mandatory put 09/01/25)	5.00%	03/01/27	757,649

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Emerald Dunes, Ser B (Mandatory put 09/01/25)	4.05%	09/01/26	$746,803
1,000,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Running Brook Apartments (Mandatory put 01/01/26)	3.55%	01/01/27	983,029
2,000,000	Miami-Dade Cnty FL Sch Brd Ref, Ser B, COPS	5.00%	05/01/24	2,000,000
2,000,000	Miami-Dade Cnty FL Sch Dist, TANS	5.00%	06/18/24	2,002,110
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/25	1,013,529
600,000	Santa Rosa Cnty Sch Brd, Ser A, AGM, COPS	5.00%	02/01/25	605,918
455,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	456,124
				12,895,320
	Georgia — 5.0%
1,170,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/24	1,171,398
860,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	871,197
1,000,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	5.00%	11/01/24	1,007,232
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	4.25%	11/01/52	1,000,000
250,000	Main Street Nat Gas Inc GA Gas Sply Rev Var, Ser B (Mandatory put 12/02/24)	4.00%	08/01/49	250,047
650,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/24	649,866
540,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	03/01/25	542,196
550,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/25	551,545
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/24	499,897
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	09/01/24	250,198
2,100,000	Met Atlanta GA Rapid Transit Auth Sales Tax Rev Ref, Ser A	4.00%	07/01/24	2,100,213
1,370,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	1,325,465
				10,219,254
	Hawaii — 1.2%
2,500,000	HI St Arpts Sys Rev Ref, Ser B, AMT	5.00%	07/01/24	2,501,993
	Illinois — 4.8%
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/26	508,214
500,000	DuPage & Cook Cntys IL Cmnty Consolidated Sch Dist #181 Hinsdale Ref Sch, Ser B	3.00%	05/01/24	500,000
1,250,000	IL St Fin Auth Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/28	1,254,119
250,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	250,534
1,135,000	IL St Fin Auth Rev Ref Ann & Robert H Lurie Childrens Hosp	5.00%	08/15/25	1,153,769
1,020,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/25	1,032,097
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	621,873
2,090,000	IL St, Ser D	5.00%	11/01/24	2,100,166
600,000	Kane Cook & DuPage Cntys IL Sch Dist #46 Elgin	5.00%	01/01/25	604,226
1,000,000	Sales Tax Securitization Corp IL Sr, Ser D	5.00%	01/01/25	1,008,026
840,000	Schaumburg IL Ref	4.00%	12/01/24	838,705
				9,871,729

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa — 0.7%
$1,500,000	IA St Fin Auth Sol Wst Facs Rev Var Sustainable Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/26)	3.88%	01/01/42	$1,492,731
	Kansas — 1.0%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,001,044
1,000,000	Johnson Cnty KS Pub Bldg Commn Lease Pur Rev Courthouse & Med Examiners Fac Proj, Ser A	5.00%	09/01/25	1,019,819
				2,020,863
	Kentucky — 3.7%
930,000	KY Bond Dev Corp Indl Bldg Rev KY Communications Network Auth Proj, BAM	5.00%	09/01/24	933,156
1,500,000	KY St Econ Dev Fin Auth Sol Wst Disp Rev Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 06/03/24) (a)	4.20%	04/01/31	1,499,205
200,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/24	201,269
505,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/25	515,230
165,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	164,975
2,665,000	Nthrn KY Wtr Dist Rev Ref, Ser B	4.00%	02/01/25	2,671,064
1,525,000	Paducah Elec Plant Brd Ref Rev, Ser A, AGM	5.00%	10/01/24	1,530,446
				7,515,345
	Louisiana — 3.6%
1,170,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser B (Pre- refunded maturity 02/01/25)	5.00%	02/01/30	1,182,578
1,000,000	LA St, GARVEE	5.00%	09/01/24	1,004,121
2,000,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Var American Biocarbon CT LLC Proj Remk, Ser 2021, AMT (Mandatory put 06/25/24)	4.00%	12/01/46	1,998,373
1,925,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (b)	5.00%	10/01/43	1,934,316
15,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/29	15,103
35,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/34	35,241
280,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/44	281,928
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (b)	5.85%	08/01/41	1,014,674
				7,466,334
	Maine — 0.9%
800,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (b)	5.13%	08/01/35	802,090
1,000,000	ME St Govtl Facs Auth, Ser B	5.00%	10/01/24	1,004,803
				1,806,893
	Maryland — 1.4%
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	935,017
2,000,000	Montgomery Cnty MD, Ser A	5.00%	12/01/25	2,015,170
				2,950,187
	Massachusetts — 3.2%
2,000,000	MA St Clg Bldg Auth Ref, Ser D (Pre-refunded maturity 05/01/25)	5.00%	05/01/41	2,029,695
475,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainable Bonds, Ser G	5.00%	07/01/24	475,402
1,500,000	Millbury MA, BANS	5.00%	08/30/24	1,506,102

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$1,275,000	Nauset MA Regl Sch Dist, BANS	5.00%	05/16/24	$1,275,428
1,260,000	Newton MA, BANS	5.00%	03/28/25	1,276,573
				6,563,200
	Michigan — 1.2%
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Junior Lien Bond, Ser B	5.00%	07/01/24	400,518
1,250,000	MI St Fin Auth Rev Ref Clean Wtr Revolving Fund, Ser B	5.00%	10/01/25	1,276,586
790,000	New Haven MI Cmnty Schs Ref	3.00%	05/01/25	781,654
				2,458,758
	Minnesota — 1.3%
1,000,000	MN St Hsg Fin Agy Calvary Ctr Apartments, Ser D	3.65%	02/01/25	993,637
700,000	MN St Hsg Fin Agy Phalen Vlg, Ser E	3.88%	08/01/25	696,802
1,000,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Var Dale Street Proj (Mandatory put 06/01/24)	3.50%	12/01/25	999,202
				2,689,641
	Missouri — 0.7%
1,500,000	MO St Pub Util Commn Rev Nts	4.00%	12/01/24	1,496,526
	Nevada — 1.1%
1,150,000	Clark Cnty NV Transptrn Impt, Ser B	5.00%	12/01/25	1,176,940
1,000,000	Henderson NV Pub Impt Trust Rev Ref Touro Clg & Univ Sys Oblig Grp (Pre-refunded maturity 07/01/24)	5.50%	01/01/44	1,002,263
				2,179,203
	New Jersey — 5.7%
1,000,000	Evesham Twp NJ, Ser A, BANS	5.00%	09/18/24	1,004,014
2,335,000	Jersey City NJ, Ser C, BANS	5.00%	10/24/24	2,344,136
1,170,000	Newark NJ Ref, Ser A, AGM	5.00%	10/01/24	1,174,418
1,000,000	NJ St Econ Dev Auth Rev Ref, Ser B	5.00%	11/01/24	1,005,162
1,080,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/24	1,081,002
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	100,597
1,500,000	NJ St Hlth Care Facs Fing Auth Rev RWJ Barnabas Hlth Obligated Grp Issue, Ser A	5.00%	07/01/25	1,526,563
2,000,000	Robbinsville Twp NJ Mercer Cnty, Ser B, BANS	5.00%	07/11/24	2,003,671
1,500,000	Woodbridge Twp NJ, BANS	4.00%	03/14/25	1,504,573
				11,744,136
	New Mexico — 0.6%
1,295,000	NM St Hosp Equipment Loan Council Hosp Rev Presbyterian Hlthcare Svcs Obligated Grp Ref Ser (Pre-refunded maturity 08/01/25)	5.00%	08/01/31	1,317,243
	New York — 6.2%
1,965,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,865,791
2,000,000	New York City NY Transitional Fin Auth Rev Ref Sub Multi- Modal, Ser B-1	5.00%	11/01/24	2,013,480
1,295,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/24	1,298,960
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	254,992
1,500,000	Phelps Clifton Springs NY Centrl Sch Dist, BANS	4.50%	06/28/24	1,500,692
1,595,000	Suffolk Cnty NY, Ser A, BAM	5.00%	06/15/25	1,621,355

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,500,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser A, BANS	5.00%	08/15/24	$1,504,678
1,200,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser B, BANS	5.00%	12/16/24	1,209,497
1,500,000	Waterloo NY Centrl Sch Dist, BANS	4.50%	06/28/24	1,500,254
				12,769,699
	North Carolina — 0.8%
1,630,000	NC St Dept Grant Anticipation Rev	5.00%	03/01/25	1,649,122
	North Dakota — 0.7%
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,500,000
	Ohio — 2.6%
2,000,000	Hamilton OH, BANS	4.50%	12/19/24	2,005,708
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	491,974
1,500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser C, AMT (Mandatory put 10/01/24)	2.10%	04/01/28	1,475,921
1,400,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	1,412,522
				5,386,125
	Oregon — 4.2%
2,000,000	Lane Cnty OR Sch Dist #4J Eugene (Pre-refunded maturity 06/15/24)	4.00%	06/15/28	1,999,835
1,500,000	OR St Article XI-Q State Projs, Ser J	5.00%	11/01/24	1,509,889
1,790,000	OR St Dept of Transprtn Hwy User Tax Rev Ref Sr Lien, Ser A	5.00%	11/15/24	1,802,575
685,000	OR St Ref, Ser I	5.00%	08/01/25	698,363
2,500,000	Portland OR Wtr Sys Rev Ref Second Lien, Ser B	5.00%	05/01/25	2,537,119
				8,547,781
	Pennsylvania — 6.2%
1,530,000	PA Ref, 1st Ser, AGM	5.00%	09/15/25	1,564,457
260,000	PA St Econ Dev Fing Auth UPMC Rev Ref, Ser B	5.00%	05/15/24	260,087
225,000	PA St Econ Dev Fing Auth UPMC Rev, Ser A-2	5.00%	05/15/24	225,075
2,580,000	PA St Turnpike Commn Turnpike Rev, Ser A (Forward refunding maturity 12/01/24)	5.00%	12/01/38	2,598,267
1,250,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/25	1,263,431
2,000,000	Philadelphia PA Sch Dist Trans, Ser A	5.00%	06/28/24	2,002,317
500,000	Pottsville PA Hosp Auth Hlth Ctr Rev Schuylkill Hlth Sys Proj (b)	6.00%	07/01/24	501,258
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	300,140
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	276,206
785,000	Scranton PA Sch Dist Ref	5.00%	12/01/24	788,698
1,000,000	St Pub Sch Bldg Auth PA Lease Rev Ref Sch Philadelphia Sch Dist Proj, Ser A, BAM	5.00%	06/01/24	1,000,745
2,000,000	Tender Option Bond Trust Receipts / Ctfs Various States JPM Putters Xm1120, AGM (a) (b)	3.87%	10/01/26	2,000,000
				12,780,681
	Rhode Island — 0.5%
1,050,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev, Ser D, BAM	5.00%	05/15/24	1,050,382
	South Carolina — 0.3%
550,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/24	554,071

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee — 2.9%
$750,000	Johnson City TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth, Ser A	5.00%	07/01/24	$750,350
2,000,000	Knoxville TN Wstwtr Sys Rev, Ser A	4.00%	04/01/25	2,008,862
1,300,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 10/01/24)	5.00%	02/01/50	1,305,301
910,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/24	912,324
1,000,000	TN St, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/33	1,003,956
				5,980,793
	Texas — 17.3%
1,650,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,685,683
1,000,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/25	1,007,240
650,000	Cypress Fairbanks Indep Sch Dist Ref, Ser A	5.00%	02/15/25	657,340
560,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/24	563,499
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/25	510,642
1,420,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref Sr Lien	5.00%	12/01/25	1,455,909
1,900,000	Duncanville TX Indep Sch Dist Sch Bldg (Pre-refunded maturity 02/15/25)	5.00%	02/15/36	1,917,942
1,295,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,288,074
1,665,000	Fort Worth TX Wtr & Swr Rev Impt Ref, Ser A	5.00%	02/15/25	1,683,026
400,000	Galveston TX Wharves & Terminal Rev First Lien, AMT	5.25%	08/01/24	400,333
250,000	Galveston TX Wharves & Terminal Rev First Lien, AMT	5.25%	08/01/25	252,156
1,105,000	Georgetown TX Indep Sch Dist	5.00%	08/15/24	1,108,446
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Ref Memorial Hermann Hlth Sys, Ser C-2 (Mandatory put 12/01/24)	5.00%	06/01/32	1,004,711
1,140,000	Harris Cnty TX Met Transit Auth Sales & Use Tax, Ser D	5.00%	11/01/24	1,147,011
1,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	5.00%	08/15/25	1,018,683
1,465,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser C	5.00%	05/15/24	1,465,534
600,000	Houston TX Util Sys Rev Rev Ref First Lien, Ser A	5.00%	11/15/24	604,183
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/24	702,488
1,350,000	Lower CO River TX Auth Rev Ref	5.00%	05/15/24	1,350,452
1,100,000	Lower CO River TX Auth Rev Ref, Ser A	5.00%	05/15/24	1,100,368
275,000	Mansfield TX Indep Sch Dist Ref, Ser B	5.00%	02/15/25	277,956
125,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 06/03/24) (a)	4.10%	07/01/40	124,927
1,500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/24) (a)	4.10%	05/01/50	1,500,000
800,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 06/03/24) (a)	4.10%	05/01/46	799,532
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	430,187
1,200,000	N TX St Muni Wtr Dist Wtr Sys Rev Ref & Impt	5.00%	09/01/24	1,201,122
1,000,000	New Hope Cultural Edu Facs Fin Corp TX Stdt Hsg Rev Chf Collegiate Hsg Tarleton St Univ Proj, Ser A (Pre-refunded maturity 04/01/25)	5.00%	04/01/47	1,012,441
1,010,000	Pasadena Indep Sch Dist	5.00%	02/15/25	1,021,327
400,000	Port Auth of Houston of Harris Cnty TX Ref First Lien	5.00%	10/01/24	402,069
1,000,000	Socorro TX Indep Sch Dist Ref, Ser A (Pre-refunded maturity 08/15/24)	5.00%	08/15/30	1,003,008
965,000	Tarrant Cnty TX Hosp Dist	5.00%	08/15/24	968,120
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	867,144

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	$1,006,202
650,000	TX St Turnpike Auth Centrl TX Turnpike Sys Rev Unrefunded 1st Tier, Ser A, AMBAC, CABS	(c)	08/15/24	642,070
2,000,000	United TX Indep Sch Dist Sch Bldg (Pre-refunded maturity 08/15/24)	5.00%	08/15/44	2,005,728
1,305,000	Ysleta TX Indep Sch Dist Ref (Pre-refunded maturity 08/15/24)	5.00%	08/15/28	1,308,551
				35,494,104
	Virginia — 0.5%
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	845,997
175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	174,945
				1,020,942
	Washington — 3.2%
2,430,000	Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydro Elec R Ref, Ser B, AMT (Pre-refunded maturity 07/01/24)	5.00%	01/01/29	2,432,943
1,790,000	Seattle WA Wtr Sys Rev Sustainable Bond Ref	5.00%	08/01/24	1,795,249
1,700,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser B1 (Mandatory put 08/01/24)	5.00%	08/01/49	1,702,227
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/24	350,445
345,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/25	348,945
				6,629,809
	Wisconsin — 1.1%
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	410,107
1,880,000	Pub Fin Auth WI Sol Wst Disp Rev Ref Wst Mgmt Inc Proj Remk, Ser A-2, AMT (Mandatory put 08/01/24) (a)	4.10%	10/01/25	1,880,000
				2,290,107

	Total Investments — 99.3%			204,036,289
	(Cost $204,587,043)
	Net Other Assets and Liabilities — 0.7%			1,385,056
	Net Assets — 100.0%			$205,421,345

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $9,627,269 or 4.7% of net assets.

(c)	Zero coupon security.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
TANS	– Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$204,036,289	$—	$204,036,289	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
April 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.